Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Financial Instruments
16. Financial Instruments
Fair
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alue
The following table sets forth the major financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2018 and 2019:

	Fair value measurements
	Total	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)
	RMB	RMB	RMB
As of December 31, 2018
Time deposits	343,410	343,410	—
Short-term investments	50,215	—	50,215

Total	393,625	343,410	50,215

As of December 31, 2019
Time deposits	1,325,737	1,325,737	—
Short-term investments	121,126	—	121,126

Total	1,446,863	1,325,737	121,126

The rates of interest under the loan agreements from NetEase Group with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.